BORROWINGS - Narrative (Details) € in Millions	Jun. 30, 2022 EUR (€)
Secured inventory facility
Disclosure of detailed information about borrowings [line items]
Borrowing base	€ 100
Money Market facility
Disclosure of detailed information about borrowings [line items]
Borrowing base	€ 50